Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Sales	[1]	$ 105,240	$ 133,753	$ 125,690
Cost of sales		69,146	91,697	79,762
Gross profit		36,094	42,056	45,928
Operating expenses
Research and development	[2]	15,075	14,820	13,915
Sales and marketing		6,647	6,642	6,722
General and administrative		4,159	3,943	4,507
Contingent consideration				(4,642)
Total operating expenses		25,881	25,405	20,502
Operating income		10,213	16,651	25,426
Financial income, net		1,646	923	156
Income before income taxes		11,859	17,574	25,582
Income taxes		1,623	2,937	3,868
Net income		$ 10,236	$ 14,637	$ 21,714
Income per share:
Basic income per ordinary share (US$)		$ 1.361	$ 1.938	$ 2.912
Diluted income per ordinary share (US$)		$ 1.352	$ 1.912	$ 2.856
Weighted average number of ordinary shares used to compute basic income per share (in thousands)		7,520,389	7,552,094	7,455,528
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)		7,572,617	7,657,330	7,601,971

[1]	Including sales to related parties in the amount of US$ 1,275 thousand, US$ 1,063 thousand and US$ 0 in 2017, 2018 and 2019, respectively.
[2]	Including services from related parties in the amount of US$ 170 thousand, US$ 311 thousand and US$ 0 in 2017, 2018 and 2019, respectively.